Fair Value Measurements - Level 3 Reconciliation (Details) - Vencore Holding Corp. and KGS Holding Corp. - Equity securities - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability balance, beginning period	$ 10,216	$ 6,600	$ 6,819
Net changes in valuation	277	3,616	(219)
Transfers in/or out of level 3	0	0	0
Liability balance, period end	$ 10,493	$ 10,216	$ 6,600